Annual Total Returns - FidelityDividendGrowthFund-KPRO - FidelityDividendGrowthFund-KPRO - Fidelity Dividend Growth Fund - Fidelity Dividend Growth Fund - Class K	Sep. 29, 2023
Bar Chart Table:
Annual Return 2013	31.78%
Annual Return 2014	11.99%
Annual Return 2015	(0.51%)
Annual Return 2016	8.19%
Annual Return 2017	20.25%
Annual Return 2018	(7.08%)
Annual Return 2019	28.82%
Annual Return 2020	2.30%
Annual Return 2021	28.17%
Annual Return 2022	(11.63%)